Accounting principles and other information - Useful lives (Details)	12 Months Ended
Dec. 31, 2018
Trademarks
Disclosure of detailed information about tangible and intangible assets
Useful lives for intangible and tangible assets	5 years
Minimum | Buildings
Disclosure of detailed information about tangible and intangible assets
Useful lives for intangible and tangible assets	5 years
Minimum | Modems
Disclosure of detailed information about tangible and intangible assets
Useful lives for intangible and tangible assets	2 years
Minimum | Machinery and technical plant
Disclosure of detailed information about tangible and intangible assets
Useful lives for intangible and tangible assets	2 years
Minimum | Equipment and installations
Disclosure of detailed information about tangible and intangible assets
Useful lives for intangible and tangible assets	2 years
Minimum | Licenses, utilization rights and software
Disclosure of detailed information about tangible and intangible assets
Useful lives for intangible and tangible assets	2 years
Minimum | Customer agreements
Disclosure of detailed information about tangible and intangible assets
Useful lives for intangible and tangible assets	5 years
Maximum | Buildings
Disclosure of detailed information about tangible and intangible assets
Useful lives for intangible and tangible assets	30 years
Maximum | Modems
Disclosure of detailed information about tangible and intangible assets
Useful lives for intangible and tangible assets	5 years
Maximum | Machinery and technical plant
Disclosure of detailed information about tangible and intangible assets
Useful lives for intangible and tangible assets	30 years
Maximum | Equipment and installations
Disclosure of detailed information about tangible and intangible assets
Useful lives for intangible and tangible assets	10 years
Maximum | Licenses, utilization rights and software
Disclosure of detailed information about tangible and intangible assets
Useful lives for intangible and tangible assets	25 years
Maximum | Customer agreements
Disclosure of detailed information about tangible and intangible assets
Useful lives for intangible and tangible assets	15 years